PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES
Prepaid R&D costs	$ 552,159	$ 329,033
Prepaid insurance	273,676	684,191
Prepaid other expenses	968	2,250
Total	$ 826,803	$ 1,015,474